Quarterly Holdings Report
for

Fidelity® Series Large Cap Stock Fund

September 30, 2019

MHT-QTLY-1119
1.951037.106

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	2,672,382	$161,304,978
Entertainment - 1.9%
Activision Blizzard, Inc.	806,600	42,685,272
Electronic Arts, Inc. (a)	668,300	65,373,106
The Walt Disney Co.	241,100	31,420,152
Vivendi SA	3,854,400	105,783,780
		245,262,310
Interactive Media & Services - 0.7%
Alphabet, Inc.:
Class A (a)	40,063	48,922,532
Class C (a)	41,499	50,587,281
		99,509,813
Media - 5.0%
Comcast Corp. Class A	11,883,780	535,720,802
Discovery Communications, Inc. Class A (a)(b)	237,400	6,321,962
Fox Corp. Class A	393,684	12,414,825
Interpublic Group of Companies, Inc.	2,234,300	48,171,508
Omnicom Group, Inc.	192,200	15,049,260
Sinclair Broadcast Group, Inc. Class A	903,700	38,624,138
		656,302,495

TOTAL COMMUNICATION SERVICES		1,162,379,596

CONSUMER DISCRETIONARY - 3.9%
Distributors - 0.3%
LKQ Corp. (a)	1,179,200	37,085,840
Household Durables - 1.0%
Mohawk Industries, Inc. (a)	665,900	82,618,213
Whirlpool Corp.	312,200	49,439,992
		132,058,205
Internet & Direct Marketing Retail - 1.1%
The Booking Holdings, Inc. (a)	77,200	151,513,492
Leisure Products - 0.2%
Brunswick Corp.	450,500	23,480,060
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	136,500	15,582,840
Specialty Retail - 1.0%
Lowe's Companies, Inc.	967,277	106,361,779
TJX Companies, Inc.	398,500	22,212,390
		128,574,169
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (a)	131,500	4,360,540
PVH Corp.	227,400	20,063,502
Tapestry, Inc.	164,000	4,272,200
		28,696,242

TOTAL CONSUMER DISCRETIONARY		516,990,848

CONSUMER STAPLES - 9.1%
Beverages - 1.2%
The Coca-Cola Co.	2,819,616	153,499,895
Food & Staples Retailing - 2.1%
Walgreens Boots Alliance, Inc.	826,000	45,686,060
Walmart, Inc.	1,978,900	234,855,852
		280,541,912
Food Products - 0.4%
Nestle SA sponsored ADR	470,300	50,980,520
Household Products - 1.2%
Procter & Gamble Co.	1,086,487	135,137,253
Spectrum Brands Holdings, Inc.	525,600	27,709,632
		162,846,885
Tobacco - 4.2%
Altria Group, Inc.	10,300,700	421,298,630
British American Tobacco PLC sponsored ADR	2,402,600	88,655,940
Philip Morris International, Inc.	537,279	40,795,594
		550,750,164

TOTAL CONSUMER STAPLES		1,198,619,376

ENERGY - 9.9%
Energy Equipment & Services - 0.1%
Baker Hughes, A GE Co. Class A	428,100	9,931,920
Oil, Gas & Consumable Fuels - 9.8%
BP PLC sponsored ADR (b)	2,267,809	86,154,064
Cenovus Energy, Inc.	76,100	713,818
Cenovus Energy, Inc. (Canada) (b)	21,410,691	200,879,261
Equinor ASA sponsored ADR	7,090,700	134,368,765
Exxon Mobil Corp.	8,906,700	628,902,087
Hess Corp.	2,205,300	133,376,544
Kosmos Energy Ltd.	11,539,411	72,005,925
Noble Energy, Inc.	341,500	7,670,090
The Williams Companies, Inc.	1,271,702	30,597,150
		1,294,667,704

TOTAL ENERGY		1,304,599,624

FINANCIALS - 17.4%
Banks - 12.2%
Bank of America Corp.	13,917,925	405,985,872
Citigroup, Inc.	1,229,014	84,900,287
First Hawaiian, Inc.	587,816	15,694,687
JPMorgan Chase & Co.	2,455,897	289,034,518
M&T Bank Corp.	146,190	23,093,634
PNC Financial Services Group, Inc.	1,127,568	158,039,931
SunTrust Banks, Inc.	2,075,290	142,779,952
U.S. Bancorp	1,868,210	103,386,741
Wells Fargo & Co.	7,443,909	375,470,770
		1,598,386,392
Capital Markets - 3.8%
Brookfield Asset Management, Inc.	107,600	5,712,484
Cboe Global Markets, Inc.	97,600	11,215,216
Charles Schwab Corp.	934,035	39,070,684
KKR & Co. LP	2,133,489	57,284,180
Morgan Stanley	1,246,980	53,208,637
Northern Trust Corp.	1,864,461	173,991,501
State Street Corp.	2,750,475	162,800,615
		503,283,317
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.	370,500	5,616,894
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	261,400	54,376,428
Insurance - 0.5%
Chubb Ltd.	307,100	49,578,224
The Travelers Companies, Inc.	125,700	18,690,333
		68,268,557
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp.	258,000	3,245,640
Radian Group, Inc.	2,643,516	60,377,905
		63,623,545

TOTAL FINANCIALS		2,293,555,133

HEALTH CARE - 17.5%
Biotechnology - 2.3%
AbbVie, Inc.	751,700	56,918,724
Alexion Pharmaceuticals, Inc. (a)	932,100	91,289,874
Alnylam Pharmaceuticals, Inc. (a)	217,800	17,515,476
Amgen, Inc.	341,100	66,006,261
AnaptysBio, Inc. (a)	82,000	2,869,180
Gritstone Oncology, Inc.	861,900	7,442,507
Heron Therapeutics, Inc. (a)	170,400	3,152,400
Insmed, Inc. (a)	1,139,906	20,107,942
Intercept Pharmaceuticals, Inc. (a)	485,172	32,196,014
		297,498,378
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.	149,100	37,716,336
Boston Scientific Corp. (a)	1,267,500	51,574,575
		89,290,911
Health Care Providers & Services - 6.7%
AmerisourceBergen Corp.	1,083,900	89,237,487
Cardinal Health, Inc.	2,120,300	100,056,957
Cigna Corp.	914,400	138,796,776
Covetrus, Inc. (a)(b)	617,700	7,344,453
CVS Health Corp.	3,960,010	249,757,831
McKesson Corp.	1,181,877	161,515,311
UnitedHealth Group, Inc.	590,900	128,414,388
		875,123,203
Life Sciences Tools & Services - 0.1%
Avantor, Inc.	1,289,400	18,954,180
Pharmaceuticals - 7.7%
Bayer AG	2,823,342	198,913,136
Bristol-Myers Squibb Co. (b)	6,063,600	307,485,156
Corteva, Inc.	608,000	17,024,000
GlaxoSmithKline PLC sponsored ADR	5,453,640	232,761,355
Johnson & Johnson	1,793,144	231,996,971
TherapeuticsMD, Inc. (a)(b)	7,983,800	28,981,194
		1,017,161,812

TOTAL HEALTH CARE		2,298,028,484

INDUSTRIALS - 13.9%
Aerospace & Defense - 1.8%
General Dynamics Corp.	340,600	62,237,838
Huntington Ingalls Industries, Inc.	133,700	28,316,323
The Boeing Co.	32,600	12,403,322
United Technologies Corp.	944,020	128,877,610
		231,835,093
Air Freight & Logistics - 2.5%
C.H. Robinson Worldwide, Inc.	241,200	20,448,936
FedEx Corp.	343,300	49,974,181
United Parcel Service, Inc. Class B	2,047,405	245,320,067
XPO Logistics, Inc. (a)	133,600	9,561,752
		325,304,936
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)(b)	324,911	16,547,717
Electrical Equipment - 0.6%
Acuity Brands, Inc.	288,800	38,927,352
Hubbell, Inc. Class B	275,240	36,166,536
		75,093,888
Industrial Conglomerates - 5.5%
3M Co.	17,000	2,794,800
General Electric Co.	80,752,809	721,930,113
		724,724,913
Machinery - 0.8%
Donaldson Co., Inc.	103,600	5,395,488
Flowserve Corp.	1,008,000	47,083,680
Westinghouse Air Brake Co.	695,024	49,944,425
		102,423,593
Road & Rail - 2.5%
J.B. Hunt Transport Services, Inc.	880,258	97,400,548
Knight-Swift Transportation Holdings, Inc. Class A (b)	3,498,880	127,009,344
Union Pacific Corp.	681,000	110,308,380
		334,718,272
Trading Companies & Distributors - 0.1%
Watsco, Inc.	78,429	13,268,618

TOTAL INDUSTRIALS		1,823,917,030

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.	448,673	22,168,933
IT Services - 2.2%
Interxion Holding N.V. (a)	195,000	15,884,700
MasterCard, Inc. Class A	66,650	18,100,141
Paychex, Inc.	132,055	10,930,192
Unisys Corp. (a)	1,885,017	14,005,676
Visa, Inc. Class A	1,331,180	228,976,272
		287,896,981
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	136,300	15,228,799
Applied Materials, Inc.	930,100	46,411,990
Marvell Technology Group Ltd.	420,600	10,502,382
NVIDIA Corp.	79,200	13,786,344
Qualcomm, Inc.	3,958,410	301,947,515
		387,877,030
Software - 7.4%
Autodesk, Inc. (a)	224,300	33,129,110
Microsoft Corp.	4,889,525	679,790,661
Oracle Corp.	2,429,882	133,716,406
SAP SE sponsored ADR	1,086,100	128,018,607
		974,654,784
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	1,236,766	276,998,481

TOTAL INFORMATION TECHNOLOGY		1,949,596,209

MATERIALS - 0.6%
Chemicals - 0.6%
International Flavors & Fragrances, Inc. (b)	109,800	13,471,362
Nutrien Ltd.	1,160,124	57,793,851
The Scotts Miracle-Gro Co. Class A	56,695	5,772,685
		77,037,898
Metals & Mining - 0.0%
BHP Billiton Ltd. sponsored ADR (b)	158,800	7,841,544

TOTAL MATERIALS		84,879,442

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	197,200	43,606,836
Equinix, Inc.	94,500	54,507,600
Simon Property Group, Inc.	89,900	13,992,935
		112,107,371
UTILITIES - 0.4%
Electric Utilities - 0.3%
Duke Energy Corp.	105,600	10,122,816
PPL Corp.	313,200	9,862,668
Southern Co.	277,200	17,122,644
		37,108,128
Multi-Utilities - 0.1%
Sempra Energy	130,600	19,277,866

TOTAL UTILITIES		56,385,994

TOTAL COMMON STOCKS
(Cost $10,843,219,681)		12,801,059,107
	Principal Amount	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19(c)
(Cost $13,277,549)	EUR 12,000,000	10,626,413
	Shares	Value

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)	22,323,329	2,306,513
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (d)(e)(f)	19,301,670	12,546,086
TOTAL OTHER
(Cost $28,954,238)		14,852,599

Money Market Funds - 4.0%
Fidelity Cash Central Fund 1.96% (g)	332,682,956	332,749,493
Fidelity Securities Lending Cash Central Fund 1.96% (g)(h)	193,008,419	193,027,720
TOTAL MONEY MARKET FUNDS
(Cost $525,767,705)		525,777,213
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $11,411,219,173)		13,352,315,332
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(189,441,241)
NET ASSETS - 100%		$13,162,874,091

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,626,413 or 0.1% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,852,599 or 0.1% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 10/30/18	$9,652,568
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 10/30/18	$19,301,670

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,130,549
Fidelity Securities Lending Cash Central Fund	923,775
Total	$3,054,324

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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